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                  BRIGHTHOUSE LIFE          BRIGHTHOUSE LIFE
                     INSURANCE            INSURANCE COMPANY OF
                COMPANY BRIGHTHOUSE     NY BRIGHTHOUSE VARIABLE
                 SEPARATE ACCOUNT A        ANNUITY ACCOUNT B

               Series VA (offered on    Class VA (offered on and
               and after May 2, 2016)      after May 2, 2016)

                     Supplement dated February 12, 2018 to
                   the prospectuses dated February 12, 2018

This supplement describes the availability of the FlexChoice Access version of the GLWB under contracts offered by the selling firm with which your account representative is associated. This supplement applies to the Series VA (offered on and after May 2, 2016) and Class VA (offered on and after May 2, 2016) variable annuity contracts issued by Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY, respectively ("we" or "us"). This supplement provides information in addition to that contained in the prospectuses dated February 12, 2018 for the contracts. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

FLEXCHOICE ACCESS AVAILABLE MARCH 12, 2018

Due to information systems requirements, FlexChoice Access will be available for purchase with contracts issued on and after March 12, 2018 through the
                                                ----- --- ----
selling firm with which your account representative is associated. Instead, FlexChoice will continue to be available in states where approved until the close of the New York Stock Exchange on March 9, 2018.

For contracts issued in Washington State only, please note the GLWB Death
---------------------------------------------
Benefit is not available with FlexChoice in Washington; the GLWB Death Benefit will be available with FlexChoice Access beginning March 12, 2018.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-343-8496

                                                                SUPP-CHVA3-0218

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